JPMorgan Hedged Equity 3 Fund Expense Example - A C I Shares [Member] - JPMorgan Hedged Equity 3 Fund	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 607
Expense Example, with Redemption, 3 Years	782
Expense Example, with Redemption, 5 Years	972
Expense Example, with Redemption, 10 Years	1,519
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	237
Expense Example, with Redemption, 3 Years	428
Expense Example, with Redemption, 5 Years	739
Expense Example, with Redemption, 10 Years	1,487
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	$ 750